SEGMENT, PRODUCT, GEOGRAPHIC AND OTHER INFORMATION (Tables)	12 Months Ended
Dec. 31, 2018
Segment Reporting [Abstract]
Reconciliation of Segment Information to Consolidated Information

Financial information for the operating segment was as follows for the years ended December 31, 2016, 2017, and 2018:

(in US$ thousands)	Digital entertainment
2016:
Net revenue from external customers	$8,971
Loss from operations	$(3,924)
Share-based compensation	$3
Impairment loss on property, plant and equipment	$288
Impairment loss on intangible assets	$53
Impairment loss on prepaid licensing and royalty fees	$1,386
Interest income	$2
Interest expense	$—
Gain on disposal of marketable securities - net	$—
Foreign exchange gain (loss)	$(174)
Net gain (loss) on equity investments	$(1,731)
Impairment loss on marketable securities and investments	$—
Depreciation	$142
Amortization, including intangible assets	$93
Income tax expense (benefits)	$—

(in US$ thousands)	Digital entertainment
2017:
Net revenue from external customers	$11,596
Income from operations	$1,747
Share-based compensation	$1
Impairment loss on property, plant and equipment	$—
Impairment loss on intangible assets	$—
Impairment loss on prepaid licensing and royalty fees	$—
Interest income	$1
Interest expense	$1
Gain on disposal of marketable securities - net	$2
Foreign exchange gain (loss)	$(148)
Net gain (loss) on equity investments	$(24)
Impairment loss on marketable securities and investments	$52
Depreciation	$43
Amortization, including intangible assets	$12
Income tax expense (benefits)	$—

(in US$ thousands)	Digital entertainment
2018:
Net revenue from external customers	$7,101
Loss from operations	$(2,727)
Share-based compensation	$—
Impairment loss on property, plant and equipment	$—
Impairment loss on intangible assets	$—
Impairment loss on prepaid licensing and royalty fees	$244
Interest income	$51
Interest expense	$—
Gain on disposal of marketable securities - net	$—
Foreign exchange gain (loss)	$158
Net gain (loss) on equity investments	$—
Impairment loss on marketable securities and investments	$—
Depreciation	$100
Amortization, including intangible assets	$36
Income tax expense (benefits)	$—

The reconciliations of segment information to GigaMedia’s consolidated totals are as follows:

(in US$ thousands)	2016	2017	2018
Loss from operations:
Total segments	$(3,924)	$1,747	$(2,727)
Adjustment*	(3,208)	(2,237)	(2,096)
Total GigaMedia consolidated	$(7,132)	$(490)	$(4,823)
Share-based compensation
Total segments	$3	$1	$—
Adjustment**	6	(8)	3
Total GigaMedia consolidated	$9	$(7)	$3
Impairment loss on property, plant and equipment:
Total segments	$288	$—	$—
Adjustment**	183	—	—
Total GigaMedia consolidated	$471	$—	$—
Impairment loss on intangible assets:
Total segments	$53	$—	$—
Adjustment**	4	—	—
Total GigaMedia consolidated	$57	$—	$—
Impairment loss on prepaid licensing and royalty fees:
Total segments	$1,386	$—	$244
Adjustment**	—	—	—
Total GigaMedia consolidated	$1,386	$—	$244
Interest income:
Total segments	$2	$1	$51
Adjustment**	300	601	1,251
Total GigaMedia consolidated	$302	$602	$1,302
Interest expense:
Total segments	$—	$1	$—
Adjustment**	81	33	—
Total GigaMedia consolidated	$81	$34	$—
Gain on disposal of marketable securities - net:
Total segments	$—	$2	$—
Adjustments**	—	—	—
Total GigaMedia consolidated	$—	$2	$—
Foreign exchange gain (loss):
Total segments	$(174)	$(148)	$158
Adjustments**	(127)	(403)	109
Total GigaMedia consolidated	$(301)	$(551)	$267

(in US$ thousands)	2016	2017	2018
Net gain (loss) on equity investments:
Total segments	$(1,731)	$(24)	$—
Adjustment**	—	—	—
Total GigaMedia consolidated	$(1,731)	$(24)	$—
Impairment loss on marketable securities and investments:
Total segments	$—	$52	$—
Adjustment**	—	—	—
Total GigaMedia consolidated	$—	$52	$—
Depreciation:
Total segments	$142	$43	$100
Adjustments**	20	—	—
Total GigaMedia consolidated	$162	$43	$100
Amortization:
Total segments	$93	$12	$36
Adjustments**	18	—	—
Total GigaMedia consolidated	$111	$12	$36
Income tax expense (benefit):
Total segments	$—	$—	$—
Adjustments**	(1,149)	(1,671)	—
Total GigaMedia consolidated	$(1,149)	$(1,671)	$—

*

Adjustment items include corporate and certain back-office costs and expenses not attributable to any specific segment. For the years ended December 31, 2016, 2017 and 2018, the compensation related items were approximately $1.6 million, $1.3 million and $1.2 million, respectively; professional fees were approximately $612 thousand, $365 thousand and $310 thousand, respectively.

**	Adjustment items include corporate and certain back-office costs and expenses not attributable to any specific segment.

Summary of Revenues From Major Products Line

Revenues from the Company’s major product lines are summarized as follow:

(in US$ thousands)	2016	2017	2018
MahJong and casino casual games	$2,459	$2,364	$1,816
PC massively multiplayer online games	1,560	1,400	1,272
Mobile role playing games	4,674	7,776	3,998
Other games and game related revenues	278	56	15
	$8,971	$11,596	$7,101

Revenue by Geographic Region

Revenues by geographic area are attributed by country of the operating entity location. Revenue from by geographic region is as follows:

(in US$ thousands)
Geographic region / country	2016	2017	2018
Taiwan	$2,664	$2,349	$2,958
Hong Kong	6,307	9,247	4,143
	$8,971	$11,596	$7,101

Net Tangible Long-Lived Assets by Geographic Region	Net tangible long-lived assets by geographic region are as follows:
(in US$ thousands)	December 31
Geographic region / country	2016	2017	2018
Taiwan	$7	$62	$94
Hong Kong	—	96	27
	$7	$158	$121